Financial instruments	12 Months Ended
Dec. 31, 2023
Financial instruments
Financial instruments

25Financial instruments

Financial assets at amortized cost

	Carrying value		Fair value
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
	£ 000	£ 000	£ 000	£ 000
Cash and cash equivalents	48,680	62,927	48,680	62,927
Short term deposits	—	59,886	—	59,886
Trade and other receivables	21,351	11,695	21,351	11,695
Restricted cash	1,700	1,700	1,700	1,700
	71,731	136,208	71,731	136,208

The fair value of financial assets is based on the expectation of recovery of balances. All balances are expected to be received in full. Trade and other receivables have been categorized in level 2 of the fair value hierarchy. All other balances have been recognized in level 1 of the fair value hierarchy.

Financial liabilities at amortized cost:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	19,794	19,107	19,794	19,107
Lease liabilities	2,620	3,161	2,620	3,161
	22,414	22,268	22,414	22,268

All balances have been recognized in level 2 of the fair value hierarchy.

Financial liabilities at fair value through profit or loss:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
	£ 000	£ 000	£ 000	£ 000
Convertible Senior Secured Notes	109,291	115,247	109,291	115,247
Warrant liabilities	907	4,961	907	4,961
	110,198	120,208	110,198	120,208

Warrants are traded in an active market and are therefore categorized in level 1 of the fair value hierarchy (see note 21). Convertible Senior Secured Notes (both host contract and embedded derivative) are categorized in level 3 of the fair value hierarchy (see note 24).

Valuation methods and assumptions

Financial liabilities at amortized cost

The fair value of trade and other payables is estimated as the present value of future cash flows, discounted at the market rate of interest at the balance sheet date if the effect is material. Due to their short maturities, the fair value of the trade and other payables approximates their book value.

The total interest expense for financial liabilities not held at fair value through profit or loss is £199 thousand (2022: £143 thousand).

25Financial instruments (continued)

Financial liabilities at fair value through profit or loss

The fair value of the Convertible Senior Secured Notes has been estimated using an option pricing model, in accordance with the International Valuation Standards definition of “market value”.

The Convertible Notes, which have a five-year term from the date of issuance on December 16, 2021, have a payment-in-kind interest rate of 9.0% (compounding semi-annually), or a cash interest rate of 7.0% (paid semi-annually).

The holder of the Convertible Notes may convert them into ordinary shares in the Company at any time at a conversion ratio of 90.9091 per $1,000 principal amount as at December 31, 2023 (any payment-in-kind accrual converts at the same ratio).

Option pricing therefore has been utilized to calculate the probability that these options will be in the money, at expiration and assign a dollar value to it. The underlying share price of the Company, exercise price, volatility, interest rate, and time to expiration have been used as inputs into the model to derive the option's theoretical fair value.

Company specific inputs include the expected probability and timing of future equity financing, in addition to the probability and timing of a future fundamental change.

As of December 31, 2023 an estimated a fair value of £109,291 thousand (2022: £115,247 thousand) was calculated for the convertible note based on the following valuation inputs:

	December 31,	December 31,
	2022	2023
Interest rate (%)	9.0	9.0
Credit spread (%)	27.50	26.38
Expected life (years)	3.0	4.0
Risk-free rate (%)	4.0	4.1
Dividend yield (%)	—	—
Volatility (%)	90.0	65.0

Credit spread was selected such that the fair value of the Convertible Notes reconciles to the total purchase price of $192.0 million based upon the arms' length transaction closing as of December 15, 2021. Risk-free rate is based on the interest rate on US government debt with a three to five-year term. Volatility is based upon a reduction on the historical ordinary share volatility rate as operations develop and mature. Historical share price volatility of comparable companies with a three-month to four-year terms have also been considered.

Had the stock price traded higher, or higher volatility been assumed then this would have resulted in a higher fair value being attributed to the instrument. An increase in the interest rate, risk - free rate or credit spread applied would result in a reduction in the fair value being attributed to the instrument. A 5-percentage point (or 20%) reduction in credit spread would result in an increase in the fair value of the instrument by approximately £15m.